Corporate and Group information (Tables)	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Summary of Subsidiaries
The unaudited condensed consolidated interim financial statements of the Group include:

	Legal seat	Country of incorporation	% of equity interest as June 30,
Name			2022	2021
Pharvaris Holdings B.V.	Leiden	The Netherlands	100%	100%
Pharvaris Netherlands B.V.	Leiden	The Netherlands	100%	100%
Pharvaris GmbH	Zug	Switzerland	100%	100%
Pharvaris, Inc.	Delaware	United States of America	100%	100%